Summary of significant accounting practices (Details Narrative)	12 Months Ended
Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Taxable income	30.00%
Description of hedge instruments	(1) hedged: highly probable sales revenue in US$; (2) hedge instrument: lease contracts linked to the US$; (3) amount designated: 60 months of highly probable revenues, totaling a notional amount of US$903,102 at the initial adoption; (4) nature of the hedged risk: exchange rate change; (5) specification of the hedged risk: USD/BRL spot exchange rate change; (6) type of hedge: cash flow.
Additional Applying Tax [Member]
IfrsStatementLineItems [Line Items]
Applicable tax rate	15.00%
I R P J [Member]
IfrsStatementLineItems [Line Items]
Applicable tax rate	10.00%
C S L L [Member]
IfrsStatementLineItems [Line Items]
Applicable tax rate	9.00%